Description of Business - Additional Information (Detail) - $ / shares	Dec. 31, 2022	Mar. 02, 2022	Dec. 31, 2021
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Class A Ordinary Shares | Conversion Of Common Stock Shares From The Previous Company To The Current Company [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Class B Ordinary Shares | Conversion Of Common Stock Shares From The Previous Company To The Current Company [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001